Right-of-use assets and Lease liabilities - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Depreciation of right-of-use assets		$ 66.0	$ 0.0
Additions to right-of-use assets		116.0
Lease liabilities		341.0		$ 286.0
Financial debts		3,479.0	47.0
Current lease liabilities		61.0	0.0
Non-current lease liabilities	[1],[2]	$ 280.0	$ 89.0

[1]
Alcon adopted IFRS 16, Leases as of January 1, 2019 using the modified retrospective approach as described in Notes 3 and 16 to these Consolidated Financial Statements. Under the modified retrospective approach, comparative information was not restated.

[2]
The December 31, 2018 balances previously reported for a finance lease liability and corresponding asset of $89 million and $79 million, respectively, have been reclassified from "Non-current financial debts" and "Property, Plant, & Equipment" to "Non-current lease liabilities" and "Right-of-use assets", respectively.